Promissory Note - Prime Number Acquisition I Corp	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Promissory Note

NOTE 5 – PROMISSORY NOTE – PRIME NUMBER ACQUISITION I CORP.

On May 17, 2023, Prime Number Acquisition I Corp. (“PNAC”) issued an unsecured promissory note of $208,594 (the “noco-noco Note 1”) to evidence the payments made by the Company for the First Monthly Extension payment and 50% of the registration fee for filing of a Registration Statement/Proxy Statement in Form F-4 with the U.S. Securities and Exchange Commission. The noco-noco Note 1 bears no interest and is payable in full upon the earlier to occur of (i) the consummation of an initial business combination or (ii) the date of expiry of the term of PNAC, in cash or shares of PNAC at $10.00 per share, at the discretion of the note holder.

On June 14, 2023, PNAC issued an unsecured promissory note of $125,000 (the “noco-noco Note 2”) to evidence the payments made by the Company for the Second Monthly Extension payment. The noco-noco Note 2 bears no interest and is payable in full upon the earlier to occur of (i) the consummation of an initial business combination or (ii) the date of expiry of the term of the PNAC, in cash or shares of PNAC at $10.00 per share, at the discretion of the note holder.

As of June 30, 2024 and June 30, 2023, a total of $Nil and $333,594 respectively, was outstanding (Note 1 and Note 2).

Following the completion of the Business Combination, the promissory notes have become an intra-group item to be eliminated, and the Company has no intention of demanding repayment as of the date of issuance of the consolidated financial statements